Remeasurement items affecting operating profit - Impairment and (reversal of impairment) of Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2018
Impairment
Impairment loss (reversal of impairment loss)	R 20,658	R 74,886	R 33,649
Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	20,240
Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	383
Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	35
Other (net)
Impairment
Impairment loss (reversal of impairment loss)	270	1,331	170
Other (net) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	256
Other (net) | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	1
Other (net) | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	13
Fuels | Secunda liquid fuels refinery
Impairment
Impairment loss (reversal of impairment loss)	11,831	7,803	35,316
Fuels | Secunda liquid fuels refinery | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	11,713
Fuels | Secunda liquid fuels refinery | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	118
Fuels | Sasolburg liquid fuels refinery
Impairment
Impairment loss (reversal of impairment loss)	1,256	637
Fuels | Sasolburg liquid fuels refinery | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	1,256
Gas | Production Sharing Agreement (PSA)
Impairment
Impairment loss (reversal of impairment loss)	3,142	(1,143)		R 1,100
Gas | Production Sharing Agreement (PSA) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	3,142
Gas | Exploration Block PT5-C
Impairment
Impairment loss (reversal of impairment loss)	1,242
Gas | Exploration Block PT5-C | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	1,242
Chemicals Africa | Sasolburg Chlor-Alkali and PVC
Impairment
Impairment loss (reversal of impairment loss)	463	645
Chemicals Africa | Sasolburg Chlor-Alkali and PVC | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	461
Chemicals Africa | Sasolburg Chlor-Alkali and PVC | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	2
Chemicals Africa | Sasolburg Wax
Impairment
Impairment loss (reversal of impairment loss)	364	524	932
Chemicals Africa | Sasolburg Wax | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	23
Chemicals Africa | Sasolburg Wax | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	341
Chemicals Eurasia | Sasol Italy Care Chemicals (CC)
Impairment
Impairment loss (reversal of impairment loss)	3,258	R 2,037
Chemicals Eurasia | Sasol Italy Care Chemicals (CC) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	3,166
Chemicals Eurasia | Sasol Italy Care Chemicals (CC) | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	72
Chemicals Eurasia | Sasol Italy Care Chemicals (CC) | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	20
Chemicals Eurasia | Sasol China Care Chemicals (CC)
Impairment
Impairment loss (reversal of impairment loss)	(1,168)		R 876
Chemicals Eurasia | Sasol China Care Chemicals (CC) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	(1,019)
Chemicals Eurasia | Sasol China Care Chemicals (CC) | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	R (149)